Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per basic and diluted share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Earnings (Loss) Per Basic and Diluted Share [Abstract]
Weighted average shares used to compute diluted EPS	44,345,319	9,669,217	40,602,678	9,669,217	18,982,139	9,637,962
Diluted earnings (loss) per share					$ (1.75)	$ (1.57)